Subsequent events (Details)	6 Months Ended
Jun. 30, 2014
Ballots and Proxies Cast For [Member] | Board of Directors Chairman [Member]
Stock Issued During Period, Shares, Reverse Stock Splits	167,289,915
Ballots and Proxies Cast For [Member] | Decrease Effectuation [Member]
Stock Issued During Period, Shares, Reverse Stock Splits	167,945,297
Ballots And Proxies Cast Against [Member] | Board of Directors Chairman [Member]
Stock Issued During Period, Shares, Reverse Stock Splits	7,722,095
Ballots And Proxies Cast Against [Member] | Decrease Effectuation [Member]
Stock Issued During Period, Shares, Reverse Stock Splits	6,614,124
Ballots And Proxies Cast Abstain [Member] | Board of Directors Chairman [Member]
Stock Issued During Period, Shares, Reverse Stock Splits	489,489
Ballots And Proxies Cast Abstain [Member] | Decrease Effectuation [Member]
Stock Issued During Period, Shares, Reverse Stock Splits	942,078